Trade and other payables	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade And Other Payables [Line Items]
Trade and other payables

25 Trade and other payables

	Non-current	Current	Total	Non-current	Current	Total
	2017	2017	2017	2016	2016	2016
	US$m	US$m	US$m	US$m	US$m	US$m
Trade payables	-	3,255	3,255	-	2,787	2,787
Deferred income	246	246	492	234	197	431
Accruals	13	1,347	1,360	1	973	974
Other payables	352	964	1,316	309	1,072	1,381
Employee entitlements	-	734	734	-	720	720
Royalties and mining taxes	4	492	496	3	516	519
Amounts owed to equity accounted units	156	19	175	151	92	243
Government grants deferred	85	4	89	91	4	95
	856	7,061	7,917	789	6,361	7,150

The fair value of trade payables and financial instruments within other payables approximates their carrying value.

Rio Tinto plc [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other payables

D Trade and other payables

Trade and other payables include US$12,265 million (31 December 2016: US$12,079 million) which is subject to interest rates based on LIBOR, is unsecured and repayable on demand.